RECLAMATION OBLIGATIONS - Balances (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RECLAMATION OBLIGATIONS
Reclamation obligations	$ 34,604	$ 32,314	$ 34,898
Reclamation obligations-by balance sheet presentation:
Current	1,060	1,713
Non-current	33,544	30,601
RECLAMATION OBLIGATIONS	34,604	32,314	$ 34,898
Elliot Lake
RECLAMATION OBLIGATIONS
Reclamation obligations	16,662	18,071
Reclamation obligations-by balance sheet presentation:
RECLAMATION OBLIGATIONS	16,662	18,071
MLJV and MWJV
RECLAMATION OBLIGATIONS
Reclamation obligations	13,293	12,057
Reclamation obligations-by balance sheet presentation:
RECLAMATION OBLIGATIONS	13,293	12,057
Wheeler River and other
RECLAMATION OBLIGATIONS
Reclamation obligations	4,649	2,186
Reclamation obligations-by balance sheet presentation:
RECLAMATION OBLIGATIONS	$ 4,649	$ 2,186